DEFERRED INCOME TAXES - Disclosure of detailed information about deferred tax assets expiration (Details) - Unused non-capital losses [Member] $ in Thousands	Dec. 31, 2021 USD ($)
CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	$ 22,403
CANADA | Expire 2020 - 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	551
CANADA | Expire 2027 - 2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	21,852
CANADA | Indefinite [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	0
UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	6,013
UNITED STATES | Expire 2020 - 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	0
UNITED STATES | Expire 2027 - 2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	4,377
UNITED STATES | Indefinite [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	$ 1,636